UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-266303-03

Central Index Key Number of the issuing entity: 0001993977

Mercedes-Benz Auto Receivables Trust 2023-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-266303

Central Index Key Number of the depositor: 0001463814

Mercedes-Benz Retail Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540252

Mercedes-Benz Financial Services USA LLC

(Exact name of sponsor as specified in its charter)

Steven C. Poling, Esq. (248) 991-6632

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Mercedes-Benz Auto Receivables Trust 2023-2
(Issuing Entity)

	By:	Mercedes- Benz Financial Services USA LLC
(Servicer)

Date: July 21, 2026		/s/ Markus Fickelscher
	Name:	Markus Fickelscher
	Title:	Head of Finance, Risk and Governance